Nature of Operations and Organization - Schedule of Intangible Assets Amortized using the Straight Line Method Over their Respective Useful Lives (Details)	Dec. 31, 2024
Trade Names
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	10 years
Customer Relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	7 years
Customer Relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	14 years
Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	3 years
Patent
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	20 years
Developed Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	10 years
Developed Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	20 years